Notes to the consolidated statements of income - Impacts of COVID-19 (Details) € in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 EUR (€)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)
Disclosure of grants
Government grants	€ 181,404		€ 17,930
United States
Disclosure of grants
Remaining amount of government grants received	96,911			$ 100,661	€ 54,897	$ 62,176
U.S. Department of Health and Human Services
Disclosure of grants
Amount of funds received	212,344	$ 232,175
CMS Accelerated and Advance Payment program
Disclosure of grants
Contract liabilities	€ 49,756			$ 51,681	€ 390,754	$ 442,568